Document and Entity Information	Jun. 18, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2018
Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	Apr. 30, 2018
Class I Prospectus | Core Plus Fixed Income Portfolio | Class I
Prospectus:
Trading Symbol	UFIPX
Class I Prospectus | Emerging Markets Debt Portfolio | Class I
Prospectus:
Trading Symbol	UEMDX